Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Diversification Shares - Enhanced Municipal Yield Completion Fund

For the period ended October 31, 2025

Schedule of Investments (unaudited)

October 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.73%

MUNICIPAL BONDS 96.73%

Corporate-Backed 15.23%
Baldwin County Industrial Development Authority–Novelis Corp AL AMT†	5.00%	#(a)	6/1/2055	BB		$1,750,000	$1,802,770
Black Ridge Infrastructure Financing District–Black Ridge Assessment Area UT	5.50%		12/1/2040	NR		2,000,000	2,015,561
Build NYC Resource Corp.–Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		2,100,000	2,101,927
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		1,430,000	1,448,133
California Infrastructure & Economic Development Bank–Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR		1,750,000	1,400,000
California Pollution Control Financing Authority–Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3		2,000,000	2,000,115
Chandler Industrial Development Authority–Intel Corp AZ AMT	4.00%	#(a)	6/1/2049	BBB		2,270,000	2,315,134
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.00%		7/15/2027	BB	(b)	1,500,000	1,530,270
Fort Bend County Industrial Development Corp.–NRG Energy Inc TX	4.75%		5/1/2038	Baa2		330,000	330,092
Grapevine Wash Local District–Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR		750,000	736,808
Hobe–St Lucie Conservancy District Unit of Development No 1A FL	4.75%		5/1/2031	NR		980,000	1,019,001
Hobe–St Lucie Conservancy District Unit of Development No 1A FL	5.60%		5/1/2044	NR		1,900,000	1,959,516
Illinois Finance Authority–LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR		1,000,000	1,138,682
Industrial Development Board of The City of Kingsport Tennessee–Domtar Paper Co LLC TN AMT†	5.25%	#(a)	12/1/2054	B		2,000,000	2,030,240
Iowa Finance Authority–Howmet Aerospace Inc	4.75%		8/1/2042	BBB+		2,730,000	2,730,014
Iowa Finance Authority–Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+		100,000	115,255

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

October 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority–Westlake Corp	3.50%		11/1/2032	BBB+		$3,125,000	$3,085,299
Maryland Economic Development Corp.–Core Natural Resources Inc†	5.00%	#(a)	7/1/2048	NR		1,200,000	1,267,562
Mission Economic Development Corp.–Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-		1,725,000	1,731,179
Mississippi Business Finance Corp.–Huntington Ingalls Industries Inc	4.55%		12/1/2028	BBB-		305,000	305,065
New Hampshire Business Finance Authority–Reworld Holding Corp†	4.625%		11/1/2042	B-		1,750,000	1,563,612
New Jersey Economic Development Authority–United Airlines Inc	5.25%		9/15/2029	BB+		10,000	10,000
New York City Industrial Development Agency–TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+		1,010,000	1,010,162
New York Liberty Development Corp.–3 World Trade Center LLC†	5.00%		11/15/2044	NR		2,600,000	2,599,966
New York Transportation Development Corp.–American Airlines Inc AMT	3.00%		8/1/2031	BB	(b)	1,000,000	946,910
New York Transportation Development Corp.–American Airlines Inc AMT	5.00%		8/1/2031	B+		3,000,000	3,000,686
New York Transportation Development Corp.–American Airlines Inc AMT	5.375%		8/1/2036	B+		1,000,000	1,044,751
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa2		1,225,000	1,282,052
Niagara Area Development Corp.–Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-		1,250,000	1,108,729
Ohio Air Quality Development Authority–American Electric Power Co Inc AMT	2.60%	#(a)	6/1/2041	BBB		115,000	110,235
Parish of St. James–NuStar Logistics LP LA†	6.35%		7/1/2040	BB+		500,000	544,453
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB		45,000	44,532
Port of Beaumont Navigation District–Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.00%		1/1/2039	NR		1,100,000	1,084,801
Port of Seattle Industrial Development Corp.–Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-		1,000,000	1,000,210
Public Finance Authority–Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR		300,000	293,737

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

October 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority–Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	$1,000,000	$910,345
Tuscaloosa County Industrial Development Authority–Hunt Refining Co AL†	5.25%		5/1/2044	NR	1,000,000	1,006,961
Village Community Development District No. 15 FL†	5.00%		5/1/2043	NR	1,000,000	1,014,322
Total						49,639,087

Education 9.34%
Arizona Industrial Development Authority–BASIS Schools Inc Obligated Group†	5.00%		7/1/2037	BB+	2,000,000	2,012,078
Arlington Higher Education Finance Corp.–BASIS Texas Charter Schools Inc TX†	5.125%		6/15/2040	Ba2	600,000	611,560
Capital Trust Agency, Inc.–Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR	830,000	804,225
Development Authority Of The City Of Marietta–Life University Inc GA†	5.00%		11/1/2037	Ba3	1,500,000	1,406,179
District of Columbia–Georgetown University	5.00%	#(a)	4/1/2060	A-	1,000,000	1,130,177
Florida Development Finance Corp.–Renaissance Charter School Inc Series 2025 Obligated Group†	5.50%		6/15/2040	Ba1	900,000	936,138
Florida Higher Educational Facilities Financing Authority–Keiser University Obligated Group†	6.00%		7/1/2045	BB+	2,500,000	2,475,298
Illinois Finance Authority–Illinois Institute of Technology	5.00%		9/1/2036	Ba2	1,725,000	1,729,581
Industrial Development Authority of the City of Phoenix Arizona–BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB+	1,000,000	1,000,170
Iowa Higher Education Loan Authority–University of Dubuque	5.00%		10/1/2031	BBB-	1,440,000	1,541,801
Massachusetts Development Finance Agency–Emerson College	5.25%		1/1/2042	BBB+	2,010,000	2,016,929
Massachusetts Development Finance Agency–Emmanuel College	5.00%		10/1/2036	Baa3	1,000,000	1,002,214
Massachusetts Development Finance Agency–Suffolk University	5.50%		7/1/2041	Baa3	2,995,000	3,197,933

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

October 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board–Lipscomb University Obligated Group TN	5.00%		10/1/2036	BBB-	$1,000,000	$1,022,963
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board–Lipscomb University Obligated Group TN	5.00%		10/1/2037	BBB-	1,000,000	1,018,839
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board–Lipscomb University Obligated Group TN	5.00%		10/1/2038	BBB-	1,585,000	1,608,800
New York City Industrial Development Agency–Yankee Stadium LLC NY (FGIC)	3.806% (CPI YoY * 1 + 0.89%)		3/1/2027	Baa1	200,000	200,081
Ohio Air Quality Development Authority–Duke Energy Corp AMT	4.25%	#(a)	11/1/2039	BBB	1,500,000	1,524,426
Public Finance Authority–UMA Education Inc WI†	5.00%		10/1/2034	BB+	2,500,000	2,583,473
Public Finance Authority–Wingate University WI	5.25%		10/1/2038	BBB-	1,000,000	1,007,586
Sierra Vista Industrial Development Authority–American Leadership Academy Inc AZ†	5.00%		6/15/2044	NR	1,670,000	1,610,412
Total						30,440,863

Energy 0.05%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	170,000	172,365

General Obligation 6.46%
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	210,000	225,313
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	1,000,000	1,018,252
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	1,105,000	1,117,672
Chicago Board of Education IL GO(c)	5.00%		12/1/2040	BB+	3,000,000	2,916,685
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	1,495,000	1,474,367
Chicago Board of Education IL GO†	7.00%		12/1/2042	BB+	2,500,000	2,598,581
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	1,120,000	1,122,862
City of Chicago IL GO	6.00%		1/1/2044	BBB	1,000,000	1,072,333
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	173,787	125,571
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	645,623	618,439

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

October 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	4.00%	7/1/2041	NR	$4,996,000	$4,590,202
Commonwealth of Puerto Rico GO	5.625%	7/1/2027	NR	180,773	185,884
Commonwealth of Puerto Rico GO	5.625%	7/1/2029	NR	124,000	132,472
Idaho Falls Auditorium District COPS†	5.25%	5/15/2051	NR	1,980,000	1,893,603
Jefferson County Civic Facility Development Corp.–Samaritan Medical Center Obligated NY	5.00%	11/1/2037	BB	885,000	886,359
Pennsylvania Economic Development Financing Authority–Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2038	Baa2	1,000,000	1,080,322
Total					21,058,917

Health Care 14.98%
Berks County Municipal Authority–Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	556,000	383,761
Berks County Municipal Authority–Tower Health Obligated Group PA	5.00%	6/30/2039	NR	1,895,000	1,718,231
Bucks County Industrial Development Authority–Grand View Hospital/Sellersville Obligated Group PA	4.00%	7/1/2046	BBB+	245,000	215,918
Buffalo & Erie County Industrial Land Development Corp.–Catholic Health System Obligated Group NY	5.00%	7/1/2030	B	1,100,000	1,099,681
Buffalo & Erie County Industrial Land Development Corp.–Catholic Health System Obligated Group NY	5.00%	7/1/2040	B	350,000	330,688
California Statewide Communities Development Authority–Loma Linda University Medical Center Obligated Group†	5.00%	12/1/2036	BB	1,000,000	1,005,719
California Statewide Communities Development Authority–Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB	2,500,000	2,507,521
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group†	5.00%	12/1/2026	BB	100,000	100,706
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group†	5.25%	12/1/2043	BB	475,000	478,767

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

October 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority–Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB	$1,000,000	$1,000,054
City of Colby KS–Citizens Medical Center Inc	5.50%	7/1/2026	NR	100,000	100,060
City of Minneapolis–Fairview Health Services Obligated Group MN	4.00%	11/15/2037	BBB+	2,000,000	1,956,489
City of Minneapolis–Fairview Health Services Obligated Group MN	5.00%	11/15/2034	BBB+	175,000	175,107
City of Minneapolis–Fairview Health Services Obligated Group MN	5.00%	11/15/2035	BBB+	2,600,000	2,692,154
Connecticut State Health & Educational Facilities Authority–Nuvance Health Obligated Group	4.00%	7/1/2041	BBB+	290,000	280,414
Connecticut State Health & Educational Facilities Authority–Nuvance Health Obligated Group	5.00%	7/1/2033	BBB+	130,000	136,881
County of Cuyahoga–MetroHealth System OH	5.00%	2/15/2037	BBB-	2,000,000	2,014,995
County of Cuyahoga–MetroHealth System/The OH	5.00%	2/15/2042	BBB-	750,000	750,454
County of Muskingum–Genesis Healthcare System Obligated Group OH	5.00%	2/15/2044	BB+	1,000,000	971,578
County of Washington–Marietta Area Health Care Inc Obligated Group OH	6.625%	12/1/2042	NR	1,000,000	1,061,883
Doylestown Hospital Authority–Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	30,000	31,905
Dutchess County Local Development Corp.–Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB+	500,000	501,717
Greeneville Health & Educational Facilities Board–Ballad Health Obligated Group TN	5.00%	7/1/2036	A-	500,000	516,241
Greeneville Health & Educational Facilities Board–Ballad Health Obligated Group TN	5.00%	7/1/2037	A-	500,000	514,728
King County Public Hospital District No. 4 WA	6.625%	12/1/2045	NR	1,500,000	1,511,697
Lakewood Ranch Stewardship District Series 2025 Assessment Southeast FL	5.50%	5/1/2040	NR	2,145,000	2,262,907
Massachusetts Development Finance Agency–Boston Medical Center Corp Obligated Group	5.00%	7/1/2033	BBB	1,000,000	1,008,120

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

October 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency–Boston Medical Center Corp Obligated Group	5.00%	7/1/2035	BBB	$260,000	$261,671
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	5.00%	7/1/2036	BBB-	2,000,000	2,026,983
Massachusetts Development Finance Agency–Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	1,155,000	1,143,468
Monroe County Industrial Development Corp.–Rochester Regional Health Obligated Group NY	5.00%	12/1/2032	BBB+	845,000	855,816
New Jersey Economic Development Authority–Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	1,000,000	1,002,178
New Jersey Health Care Facilities Financing Authority–St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2034	BBB-	500,000	500,159
New York State Dormitory Authority–Catholic Health System Obligated Group	3.00%	7/1/2033	B	160,000	136,113
New York State Dormitory Authority–Catholic Health System Obligated Group	4.00%	7/1/2038	B	2,205,000	1,891,466
New York State Dormitory Authority–Catholic Health System Obligated Group	4.00%	7/1/2039	B	1,585,000	1,332,460
New York State Dormitory Authority–Montefiore Obligated Group	4.00%	8/1/2036	BBB-	425,000	423,339
New York State Dormitory Authority–Montefiore Obligated Group	4.00%	8/1/2038	BBB-	680,000	662,225
New York State Dormitory Authority–Montefiore Obligated Group	5.00%	11/1/2035	BBB-	1,360,000	1,499,966
New York State Dormitory Authority–Montefiore Obligated Group	5.00%	11/1/2036	BBB-	1,620,000	1,775,506
New York State Dormitory Authority–White Plains Hospital Obligated Group	5.00%	10/1/2030	BBB-	250,000	268,942
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.00%	8/15/2038	BB+	485,000	492,237
Oklahoma Development Finance Authority- OU Medicine Obligated Group	5.25%	8/15/2043	BB+	2,225,000	2,241,011
Oklahoma Development Finance Authority–OU Medicine Obligated Group	5.50%	8/15/2041	NR	285,000	293,723
Palomar Health Obligated Group CA	5.00%	11/1/2036	CCC+	50,000	46,729
Public Finance Authority–Bancroft Neurohealth Obligated Group WI†	4.625%	6/1/2036	NR	125,000	123,126

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

October 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Public Finance Authority–Bancroft Neurohealth Obligated Group WI†	5.00%		6/1/2036	NR	$1,480,000	$1,481,551
Public Finance Authority–RBS Evolution LLC WI†	10.00%		11/1/2038	NR	150,000	168,124
Rhode Island Health & Educational Building Corp.–Care New England Health System Obligated Group	5.00%		9/1/2031	BB-	1,250,000	1,255,376
Rockland County Economic Assistance Corp.–Bon Secours Health System Inc Obligated Group NY	6.50%		11/1/2030	NR	3,000,000	3,107,669
Vermont Educational & Health Buildings Financing Agency–University of Vermont Health Network Obligated Group	5.00%		12/1/2035	A	500,000	503,247
Total						48,821,461

Housing 6.61%
California Housing Finance Agency	3.25%		8/20/2036	BBB	937,375	904,295
California Municipal Finance Authority	4.325%	#(a)	11/20/2040	AA-	2,000,000	2,016,332
California Municipal Finance Authority	4.325%	#(a)	11/20/2040	BBB	1,110,000	1,062,490
Idaho Housing & Finance Association (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	Aa1	500,000	567,698
Indiana Finance Authority–SFP–PUFW I LLC	4.00%		7/1/2034	BBB-	250,000	253,933
Nebraska Investment Finance Authority (FHLMC), (FNMA), (GNMA)	6.25%		9/1/2055	AAA	1,000,000	1,118,216
New Hampshire Business Finance Authority	4.216%	#(a)	11/20/2042	BBB	1,452,512	1,368,793
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB	993,380	1,013,236
New Hampshire Business Finance Authority	4.75%	#(a)	6/20/2041	AA-	1,997,518	2,073,850
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB	646,020	674,969
New York City Housing Development Corp.–8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	750,000	773,643
Oklahoma Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		3/1/2057	Aaa	3,000,000	3,449,812
Pennsylvania Housing Finance Agency	6.25%		10/1/2055	Aa1	3,000,000	3,407,564
Texas Department of Housing & Community Affairs (GNMA)	6.25%		1/1/2056	AA+	2,000,000	2,245,223
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+	643,184	625,969
Total						21,556,023

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

October 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 1.44%
New Jersey Economic Development Authority–State of New Jersey Motor Vehicle Surcharge Revenue	4.00%		7/1/2034	Baa2	$1,640,000	$1,656,472
Pennsylvania Economic Development Financing Authority–PA Bridges Finco LP	5.00%		6/30/2042	BBB	3,040,000	3,047,716
Total						4,704,188

Other Revenue 3.03%
Allentown Neighborhood Improvement Zone Development Authority†	5.50%		5/1/2032	Ba2	1,450,000	1,572,341
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	1,000,000	1,011,690
Brooklyn Arena Local Development Corp.–Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	3,370,000	3,377,018
Illinois Finance Authority–Field Museum of Natural History	4.139% (SOFR * .70 + .11%)	#	11/1/2034	A	1,065,000	1,062,621
Public Finance Authority–Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	205,000	215,070
Public Finance Authority–Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	500,000	504,297
Territory of Guam	5.00%		1/1/2036	Baa3	1,950,000	2,142,676
Total						9,885,713

Pollution Control 0.33%
Finance Authority of Maine–Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	500,000	505,416
Finance Authority of Maine–Casella Waste Systems Inc AMT†	5.00%		8/1/2035	B+	550,000	568,630
Total						1,074,046

Special Tax 1.14%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	385,000	392,771
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	250,000	250,448
City of North Las Vegas–Special Improvement Dist No 67 Apex Moonwater West NV†	6.50%		6/1/2045	NR	1,000,000	1,013,392
Industrial Development Authority of the City of St. Louis Missouri	3.875%		11/15/2029	NR	270,000	260,840

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

October 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	$595,000	$547,214
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	130,000	130,946
West Villages Improvement District Unit of Development No 7 FL	4.25%	5/1/2029	NR	410,000	413,924
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	700,000	716,372
Total					3,725,907

Tax Revenue 4.48%
City of Garden City–STAR Bond District KS†	4.25%	6/1/2033	NR	250,000	249,721
Matching Fund Special Purpose Securitization Corp.–United States Virgin Islands Federal Excise Tax	5.00%	10/1/2032	NR	1,000,000	1,042,724
Mida Mountain Village Public Infrastructure District–Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.50%	6/15/2039	NR	375,000	384,185
Military Installation Development Authority–Military Installation Development Auth Military Recreation Fac Project Area UT	4.00%	6/1/2041	NR	1,250,000	1,138,935
Public Finance Authority–Southeast Overtown Park West Community Redevelopment Agency WI Tax Allocation†	5.00%	6/1/2041	NR	2,100,000	2,135,878
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	4,780,000	4,640,632
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	1,883,000	1,828,098
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR	3,177,000	3,177,866
Total					14,598,039

Tobacco 0.91%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	730,000	612,750
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+	20,114	16,348
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	1,000,000	556,118
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-	2,100,000	1,762,398
Total					2,947,614

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

October 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation 22.61%
Build NYC Resource Corp.–TRIPS Obligated Group NY AMT	5.50%		7/1/2042	BBB+		$1,635,000	$1,767,900
California Municipal Finance Authority–LAX Integrated Express Solutions LLC AMT	5.00%		6/30/2031	BB+	(b)	2,125,000	2,187,989
California Municipal Finance Authority–LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2035	BB+	(b)	50,000	50,985
Chicago O’Hare International Airport–TRIPS Obligated Group IL AMT	5.00%		7/1/2038	BBB+		1,050,000	1,068,535
Chicago O’Hare International Airport IL	5.00%		1/1/2037	A+		2,845,000	2,901,396
City & County of Denver–United Airlines Inc CO AMT	5.00%		10/1/2032	BB+		1,000,000	1,000,015
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.00%		7/15/2035	BB+		1,750,000	1,750,026
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.25%		7/15/2034	Ba3		1,000,000	1,084,648
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.50%		7/15/2035	Ba3		500,000	556,058
City of Houston Airport System Revenue–United Airlines Inc TX AMT	5.50%		7/15/2036	Ba3		1,890,000	2,079,168
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2041	Baa2		580,000	582,136
Illinois Finance Authority–Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+		4,250,000	4,396,416
Maryland Economic Development Corp.–Purple Line Transit Partners LLC AMT	5.00%		12/31/2040	Baa3		1,500,000	1,540,407
New Jersey Economic Development Authority–DRP Urban Renewal 4 LLC AMT†	6.375%		1/1/2035	NR		1,000,000	1,039,297
New York Transportation Development Corp.–Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa2		1,140,000	1,109,086
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa2		1,235,000	1,254,665
New York Transportation Development Corp.–Delta Air Lines Inc AMT	5.625%		4/1/2040	Baa2		2,400,000	2,521,395
New York Transportation Development Corp.–Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa2		1,145,000	1,264,610
New York Transportation Development Corp.–Empire State Thruway Partners LLC AMT	2.50%		10/31/2031	BBB-	(b)	500,000	445,074
New York Transportation Development Corp.–JFK International Air Terminal LLC	4.00%		12/1/2040	Baa1		2,000,000	1,974,116

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

October 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	5.00%	12/1/2032	Baa1	$2,370,000	$2,602,945
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	5.00%	12/1/2035	Baa1	1,650,000	1,774,238
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	5.00%	12/1/2036	Baa1	300,000	320,360
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	5.00%	12/1/2039	Baa1	4,615,000	4,833,175
New York Transportation Development Corp.–JFK International Air Terminal LLC AMT	5.00%	12/1/2041	Baa1	1,000,000	1,029,884
New York Transportation Development Corp.–JFK NTO LLC AMT	6.00%	6/30/2040	Baa3	1,425,000	1,613,266
New York Transportation Development Corp.–JFK NTO LLC AMT	6.00%	6/30/2041	Baa3	1,250,000	1,402,031
New York Transportation Development Corp.–Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2	1,835,000	1,831,656
New York Transportation Development Corp.–Laguardia Gateway Partners LLC (AG) AMT	4.00%	7/1/2031	AA	1,000,000	999,987
New York Transportation Development Corp.–Laguardia Gateway Partners LLC AMT	5.00%	7/1/2041	Baa2	2,500,000	2,500,164
Pennsylvania Economic Development Financing Authority–Commonwealth of Pennsylvania Department of Transportation AMT	5.25%	6/30/2036	Baa2	105,000	114,013
Pennsylvania Economic Development Financing Authority–PA Bridges Finco LP	5.00%	12/31/2034	BBB	2,240,000	2,255,659
Public Finance Authority–Million Air Three Obligated Group WI AMT†	5.50%	9/1/2030	NR	200,000	209,418
Public Finance Authority–Million Air Three Obligated Group WI AMT†	5.75%	9/1/2035	NR	250,000	262,152
Texas Private Activity Bond Surface Transportation Corp.–LBJ Infrastructure Group LLC	4.00%	6/30/2037	Baa1	3,985,000	3,981,171
Texas Private Activity Bond Surface Transportation Corp.–NTE Mobility Partners Segments 3 LLC AMT	5.375%	6/30/2037	Baa1	155,000	164,420

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

October 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp.–NTE Mobility Partners Segments 3 LLC AMT	5.50%		6/30/2040	Baa1	$1,900,000	$2,005,220
Tulsa Municipal Airport Trust Trustees–American Airlines Inc OK AMT	6.25%		12/1/2035	B+	1,360,000	1,569,672
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	4.00%		1/1/2040	BBB	2,000,000	1,921,189
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	4.00%		1/1/2041	BBB	2,470,000	2,332,188
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	4.00%		1/1/2042	BBB	1,025,000	950,427
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%		1/1/2033	BBB	1,000,000	1,083,583
Virginia Small Business Financing Authority–95 Express Lanes LLC AMT	5.00%		1/1/2036	BBB	350,000	372,725
Virginia Small Business Financing Authority–Elizabeth River Crossings OpCo LLC AMT	4.00%		7/1/2033	BBB	1,000,000	1,019,824
Virginia Small Business Financing Authority–Elizabeth River Crossings OpCo LLC AMT	4.00%		1/1/2036	BBB	4,000,000	4,011,354
Virginia Small Business Financing Authority–Elizabeth River Crossings OpCo LLC AMT	4.00%		1/1/2039	BBB	2,000,000	1,959,112
Total						73,693,755

Utilities 10.12%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	990,000	1,017,296
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	4,000,000	4,168,721
California Community Choice Financing Authority	5.00%	#(a)	10/1/2055	A2	4,000,000	4,270,434
California Pollution Control Financing Authority–Poseidon Resources Channelside LP AMT†	5.00%		7/1/2037	Baa3	220,000	220,204
Delaware State Economic Development Authority–NRG Energy Inc	4.00%	#(a)	10/1/2045	BBB-	2,000,000	2,021,613
Florida Development Finance Corp.- Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	2,000,000	1,830,383
Guam Government Waterworks Authority	5.00%		7/1/2035	A-	610,000	689,043
Guam Government Waterworks Authority	5.00%		7/1/2036	A-	585,000	649,370
Guam Government Waterworks Authority	5.00%		7/1/2037	A-	820,000	900,534

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

October 31, 2025

Investments			Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Main Street Natural Gas, Inc. GA†			4.00%	#(a)	8/1/2052	BBB-		$1,600,000	$1,609,399
Main Street Natural Gas, Inc. GA			5.00%	#(a)	5/1/2054	A3		1,160,000	1,236,185
Maricopa County Pollution Control Corp.–El Paso Electric Co AZ			3.60%		2/1/2040	Baa2		90,000	83,595
Maricopa County Pollution Control Corp.–El Paso Electric Co AZ			3.60%		4/1/2040	Baa2		105,000	97,455
Ohio Air Quality Development Authority–Ohio Valley Electric Corp			3.25%		9/1/2029	Baa3		950,000	936,151
Pennsylvania Economic Development Financing Authority–Talen Energy Supply LLC			5.25%	#(a)	12/1/2038	B		1,100,000	1,109,280
Puerto Rico Commonwealth Aqueduct & Sewer Authority†			5.00%		7/1/2033	NR		1,000,000	1,045,832
Southeast Energy Authority A Cooperative District AL			5.00%		11/1/2035	Baa1		5,155,000	5,501,168
Southeast Energy Authority A Cooperative District AL			5.00%		1/1/2056	A1		2,775,000	2,973,004
Southeast Energy Authority A Cooperative District AL(d)			5.00%		1/1/2056	A1		1,500,000	1,604,055
Tennessee Energy Acquisition Corp.			5.625%		9/1/2026	BBB	(b)	1,000,000	1,019,484
Total									32,983,206
Total Municipal Bonds (cost $309,609,033)									315,301,184

	Interest Rate#		Interest Rate Reset Date(e)		Final Maturity Date
SHORT-TERM INVESTMENTS 2.89%

VARIABLE RATE DEMAND NOTES 2.45%

General Obligation 1.38%
City of New York NY GO	3.900%		11/1/2025		4/1/2042	AA		1,500,000	1,500,000
City of New York NY GO	3.900%		11/1/2025		4/1/2042	AA		2,000,000	2,000,000
City of New York NY GO	3.900%		11/1/2025		10/1/2046	AA		1,000,000	1,000,000
Total									4,500,000

Tax Revenue 1.07%
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.880%	#(a)	11/1/2025		2/1/2044	AAA		3,480,000	3,480,000
Total Variable Rate Demand Notes (cost $7,980,000)									7,980,000

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

October 31, 2025

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.44%
Repurchase Agreement dated 10/31/2025, 3.500% due 11/3/2025 with Fixed Income Clearing Corp. collateralized by $1,504,600 of U.S. Treasury Note at 1.250% due 12/31/2026; value: $1,468,912; proceeds: $1,440,434 (cost $1,440,014)					$1,440,014	$1,440,014
Total Short-Term Investments (cost $9,420,014)						9,420,014
Total Investments in Securities 99.62% (cost $319,029,047)						324,721,198
Other Assets and Liabilities – Net 0.38%						1,224,079
Net Assets 100.00%						$325,945,277

AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by Financial Guaranty Insurance Company.
FHLMC	Insured by Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
NR	Not Rated.
SIFMA	Insured by Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2025, the total value of Rule 144A securities was $64,678,766, which represents 19.84% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at October 31, 2025.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Securities purchased on a when-issued basis.
(d)	Municipal Bonds Held in Trust–Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$315,301,184	$–	$315,301,184
Short-Term Investments
Variable Rate Demand Notes	–	7,980,000	–	7,980,000
Repurchase Agreements	–	1,440,014	–	1,440,014
Total	$–	$324,721,198	$–	$324,721,198

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust consists of eight funds as of October 31, 2025. This report covers Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund (“the Fund”). The Fund is diversified within the meaning of the Act. The Fund commenced operations on April 9, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-ended money market funds are valued at their net asset value as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent

17

Notes to Schedule of Investments (unaudited)(continued)

in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing Fund’s investments as of October 31, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the on the next business day. As with other extensions of credit, the may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

18

Notes to Schedule of Investments (unaudited)(concluded)

The initial collateral received by the is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of October 31, 2025, the Fund did not have any securities on loan.

19

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